Foreign currency transactions	12 Months Ended
Dec. 31, 2024
Foreign exchange rates [abstract]
Foreign currency transactions
29.
Foreign currency transactions
a.
Transactions denominated in foreign currency for the years ended December 31, 2022, 2023 and 2024 were as follows:

	2022	2023	2024
	(In thousands of U.S. dollars)
Revenues from aeronautical and non-aeronautical services	233,910	283,180	291,069
Revenues for recovery expenses	1,232	1,441	1,484
Technical assistance fees	7,687	7,054	7,290
Other expenses (1)	116,663	168,687	170,520

(1)
Includes interest for the years ended December 31, 2022, 2023 and 2024 by USD$8.8 million, USD$8.8 million and USD$15.0 million, respectively.

b.
The exchange rates in effect on the dates of the consolidated financial statements and its issuance date were as follows:

	December 31,						March 3,
	2022		2023		2024		2025
Mexican pesos per one U.S. dollar (Note 3.o)	Ps.	19.3615	Ps.	16.8935	Ps.	20.2683	Ps.	20.4722